Deferred Finance Costs (Details) (USD $)	2 Months Ended
Sep. 30, 2012 Installment
PSVs [Member]
Deferred Finance Costs (Textual)
Amount as a percentage of total fair value of asset to be acquired committed to lesser by the Lending Bank	65.00%
Additional amount committed to lesser by the Lending Bank	$ 15,275,000
Number of quarterly installments in which debt is to be repaid	24
Expiration period for first installment of drawdown	3 months
Amount of quarterly installment	381,875
Balloon payment payable with the last installment to Lending Bank	6,110,000
Work fee payable to Lending Bank	200,000
OSRVs [Member]
Deferred Finance Costs (Textual)
Amount as a percentage of total fair value of asset to be acquired committed to lesser by the Lending Bank	65.00%
Additional amount committed to lesser by the Lending Bank	45,890,000
Number of quarterly installments in which debt is to be repaid	24
Expiration period for first installment of drawdown	3 months
Installation charges of oil spill recovery equipment	15,340,000
Amount of quarterly installment	1,147,250
Balloon payment payable with the last installment to Lending Bank	18,356,000
Work fee payable to Lending Bank	$ 803,000